Quarterly Holdings Report
for
Fidelity® MSCI Consumer Discretionary Index ETF
April 30, 2023
T01-NPRT3-0623
1.9584802.109

Schedule of Investments April 30, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
		Shares	Value
AUTOMOBILE COMPONENTS – 2.1%
Automotive Parts & Equipment – 2.0%
Adient PLC (a)		23,313	$ 861,182
American Axle & Manufacturing Holdings, Inc. (a)		28,164	201,373
Aptiv PLC (a)		66,728	6,863,642
Autoliv, Inc.		20,217	1,734,821
BorgWarner, Inc.		57,667	2,775,513
Dana, Inc.		31,723	469,183
Dorman Products, Inc. (a)		6,570	566,071
Fox Factory Holding Corp. (a)		10,391	1,152,050
Gentex Corp.		57,812	1,595,033
Gentherm, Inc. (a)		8,153	486,326
Holley, Inc. (a)		11,609	27,978
LCI Industries		6,254	706,452
Lear Corp.		14,600	1,863,836
Luminar Technologies, Inc. (a)		52,556	316,387
Modine Manufacturing Co. (a)		11,508	240,632
Patrick Industries, Inc.		5,341	366,553
QuantumScape Corp. (a)		65,983	461,881
Solid Power, Inc. (a)		25,750	58,453
Standard Motor Products, Inc.		4,737	170,579
Stoneridge, Inc. (a)		6,718	126,500
Visteon Corp. (a)		6,914	970,656
XPEL, Inc. (a)		4,752	347,181
			22,362,282
Tires & Rubber – 0.1%
The Goodyear Tire & Rubber Co. (a)		69,534	741,928
TOTAL AUTOMOBILE COMPONENTS	23,104,210
AUTOMOBILES – 12.6%
Automobile Manufacturers – 12.5%
Canoo, Inc. (a)		75,209	56,783
Fisker, Inc. (a)		44,311	285,363
Ford Motor Co.		972,683	11,555,474
General Motors Co.		349,879	11,560,002
Lucid Group, Inc. (a)		104,072	826,332
Rivian Automotive, Inc. Class A (a)		78,862	1,011,011
Tesla, Inc. (a)		661,014	108,611,210
Thor Industries, Inc.		13,251	1,047,094
Winnebago Industries, Inc.		7,147	415,526
Workhorse Group, Inc. (a)		40,262	37,935
			135,406,730
Motorcycle Manufacturers – 0.1%
Harley-Davidson, Inc.		34,140	1,266,594
TOTAL AUTOMOBILES	136,673,324
BROADLINE RETAIL – 24.5%
Broadline Retail – 24.5%
Amazon.com, Inc. (a)		2,261,139	238,437,108
Big Lots, Inc.		6,754	60,718

		Shares	Value

ContextLogic Inc. Class A		4,684	$ 33,772
Dillard's, Inc. Class A		1,299	387,609
eBay, Inc.		133,641	6,204,952
Etsy, Inc. (a)		30,955	3,127,384
Kohl's Corp.		28,779	634,001
Macy's, Inc.		66,869	1,092,639
MercadoLibre, Inc. (a)		11,146	14,238,903
Nordstrom, Inc.		27,502	425,181
Ollie's Bargain Outlet Holdings, Inc. (a)		13,828	902,277
Qurate Retail, Inc. Class A (a)		87,296	69,540
TOTAL BROADLINE RETAIL	265,614,084
CONSUMER STAPLES DISTRIBUTION & RETAIL – 3.6%
Consumer Staples Merchandise Retail – 3.6%
Dollar General Corp.		55,550	12,302,103
Dollar Tree, Inc. (a)		54,471	8,372,738
Target Corp.		113,359	17,882,382
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL	38,557,223
DISTRIBUTORS – 1.2%
Distributors – 1.2%
Funko, Inc. Class A (a)		8,638	85,171
Genuine Parts Co.		34,764	5,851,129
LKQ Corp.		62,443	3,604,834
Pool Corp.		9,608	3,375,483
TOTAL DISTRIBUTORS	12,916,617
DIVERSIFIED CONSUMER SERVICES – 1.1%
Education Services – 0.6%
2U, Inc. (a)		19,052	105,548
Adtalem Global Education, Inc. (a)		11,114	450,895
Bright Horizons Family Solutions, Inc. (a)		14,216	1,082,122
Chegg, Inc. (a)		31,078	558,782
Coursera, Inc. (a)		14,336	178,340
Duolingo, Inc. (a)		4,635	631,102
Graham Holdings Co. Class B		954	549,094
Grand Canyon Education, Inc. (a)		7,686	912,328
Laureate Education, Inc.		34,675	429,623
Perdoceo Education Corp. (a)		16,660	216,247
Strategic Education, Inc.		5,754	506,352
Stride, Inc. (a)		9,978	428,655
			6,049,088
Specialized Consumer Services – 0.5%
ADT, Inc.		42,130	282,271
Carriage Services, Inc.		3,253	93,393
European Wax Center, Inc. Class A		7,263	136,835
Frontdoor, Inc. (a)		20,036	548,185
H&R Block, Inc.		38,365	1,300,957
Mister Car Wash, Inc. (a)		18,705	164,978
OneSpaWorld Holdings Ltd. (a)		16,449	197,388

Quarterly Report	2

Common Stocks – continued
		Shares	Value
DIVERSIFIED CONSUMER SERVICES – continued
Specialized Consumer Services – continued
Rover Group, Inc. (a)		17,977	$81,436
Service Corp. International		37,957	2,664,202
			5,469,645
TOTAL DIVERSIFIED CONSUMER SERVICES	11,518,733
HOTELS, RESTAURANTS & LEISURE – 22.0%
Casinos & Gaming – 2.3%
Accel Entertainment, Inc. (a)		14,404	127,476
Bally's Corp. (a)		7,656	131,683
Boyd Gaming Corp.		19,319	1,340,739
Caesars Entertainment, Inc. (a)		52,952	2,398,196
Churchill Downs, Inc.		8,291	2,425,366
DraftKings Inc. Class A (a)		93,745	2,053,953
Everi Holdings, Inc. (a)		22,091	335,783
Golden Entertainment, Inc. (a)		4,557	192,123
Las Vegas Sands Corp. (a)		84,658	5,405,413
Light & Wonder, Inc. (a)		21,870	1,318,542
MGM Resorts International		75,558	3,394,066
Monarch Casino & Resort, Inc. (a)		3,481	241,442
Penn Entertainment, Inc. (a)		38,281	1,140,391
Red Rock Resorts, Inc. Class A		12,934	631,179
Wynn Resorts Ltd. (a)		26,465	3,024,420
			24,160,772
Hotels, Resorts & Cruise Lines – 7.0%
Airbnb, Inc. Class A (a)		93,173	11,150,013
Bluegreen Vacations Holding Corp.		2,982	85,852
Booking Holdings, Inc. (a)		9,555	25,667,692
Carnival Corp. (a)		247,114	2,275,920
Choice Hotels International, Inc.		8,554	1,090,806
Expedia Group, Inc. (a)		37,041	3,480,372
Hilton Grand Vacations, Inc. (a)		21,297	911,512
Hilton Worldwide Holdings, Inc.		66,604	9,592,308
Hyatt Hotels Corp. Class A (a)		11,875	1,357,313
Lindblad Expeditions Holdings, Inc. (a)		8,479	95,898
Marriott International, Inc. Class A		66,260	11,220,468
Marriott Vacations Worldwide Corp.		8,984	1,208,887
Membership Collective Group, Inc. (a)		7,174	46,846
Norwegian Cruise Line Holdings Ltd. (a)		103,609	1,383,180
Playa Hotels & Resorts N.V. (a)		32,659	304,055
Royal Caribbean Cruises Ltd. (a)		56,507	3,697,253
Target Hospitality Corp. (a)		7,285	91,864
Travel + Leisure Co.		20,056	767,543
Wyndham Hotels & Resorts, Inc.		21,792	1,486,650
			75,914,432

		Shares	Value

Leisure Facilities – 0.5%
Bowlero Corp. (a)		9,570	$ 140,009
Life Time Group Holdings, Inc. (a)		7,149	148,628
Planet Fitness, Inc. Class A (a)		20,545	1,708,111
RCI Hospitality Holdings, Inc.		2,045	153,170
SeaWorld Entertainment, Inc. (a)		10,251	550,069
Six Flags Entertainment Corp. (a)		18,391	446,350
Vail Resorts, Inc.		9,953	2,393,895
Xponential Fitness Inc. Class A (a)		5,460	180,617
			5,720,849
Restaurants – 12.2%
Aramark		57,462	1,993,931
BJ's Restaurants, Inc. (a)		5,766	187,626
Bloomin' Brands, Inc.		20,454	506,646
Brinker International, Inc. (a)		10,791	430,777
Chipotle Mexican Grill, Inc. (a)		6,825	14,111,507
Chuys Holdings, Inc. (a)		4,340	151,379
Cracker Barrel Old Country Store, Inc.		5,202	552,244
Darden Restaurants, Inc.		30,126	4,577,043
Dave & Buster's Entertainment, Inc. (a)		9,626	341,338
Denny's Corp. (a)		14,245	159,686
Dine Brands Global, Inc.		3,663	237,839
Domino's Pizza, Inc.		8,733	2,772,466
DoorDash, Inc. Class A (a)		57,577	3,523,137
Dutch Bros, Inc. Class A (a)		8,991	280,070
El Pollo Loco Holdings, Inc.		5,004	46,637
First Watch Restaurant Group Inc. (a)		4,358	70,077
Jack in the Box, Inc.		5,170	479,207
Krispy Kreme, Inc.		16,465	253,232
Kura Sushi USA Inc. Class A (a)		1,339	92,284
McDonald's Corp.		180,375	53,345,906
Papa John's International, Inc.		8,258	617,616
Portillo's, Inc. Class A (a)		10,033	216,913
Ruth's Hospitality Group, Inc.		7,894	127,567
Shake Shack, Inc. Class A (a)		9,172	502,717
Starbucks Corp.		282,669	32,306,240
Sweetgreen, Inc. Class A (a)		11,887	94,383
Texas Roadhouse, Inc.		15,617	1,727,553
The Cheesecake Factory, Inc.		11,263	379,450
The Wendy's Co.		44,474	982,875
Wingstop, Inc.		7,355	1,471,809
Yum! Brands, Inc.		69,373	9,752,456
			132,292,611
TOTAL HOTELS, RESTAURANTS & LEISURE	238,088,664
HOUSEHOLD DURABLES – 4.5%
Consumer Electronics – 0.4%
Garmin Ltd.		37,761	3,706,997
GoPro, Inc. Class A (a)		31,834	136,250
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
		Shares	Value
HOUSEHOLD DURABLES – continued
Consumer Electronics – continued
Snap One Holdings Corp. (a)		3,729	$ 36,395
Sonos, Inc. (a)		31,290	661,471
Vuzix Corp. (a)		14,948	60,091
			4,601,204
Home Furnishings – 0.4%
Ethan Allen Interiors, Inc.		5,607	156,603
La-Z-Boy, Inc.		10,583	304,050
Leggett & Platt, Inc.		32,609	1,053,597
Mohawk Industries, Inc. (a)		12,495	1,323,220
Purple Innovation, Inc. (a)		16,802	49,902
Tempur Sealy International, Inc.		39,893	1,494,791
The Lovesac Co. (a)		3,347	87,993
			4,470,156
Homebuilding – 3.3%
Cavco Industries, Inc. (a)		2,077	623,557
Century Communities, Inc.		7,140	480,808
D.R. Horton, Inc.		80,560	8,847,099
Dream Finders Homes, Inc. Class A (a)		4,776	72,834
Green Brick Partners, Inc. (a)		7,358	274,233
Installed Building Products, Inc.		6,008	746,614
KB Home		18,970	831,265
Lennar Corp. Class A		62,743	7,078,038
LGI Homes, Inc. (a)		5,148	611,582
M.D.C. Holdings, Inc.		13,997	573,457
M/I Homes, Inc. (a)		6,824	461,575
Meritage Homes Corp. (a)		8,991	1,151,298
NVR, Inc. (a)		746	4,356,640
PulteGroup, Inc.		56,213	3,774,703
Skyline Champion Corp. (a)		13,289	985,645
Taylor Morrison Home Corp. (a)		25,398	1,094,400
Toll Brothers, Inc.		26,478	1,692,209
TopBuild Corp. (a)		7,894	1,779,939
Tri Pointe Homes, Inc. (a)		24,991	716,742
			36,152,638
Household Appliances – 0.3%
Cricut, Inc. Class A		6,523	59,555
Helen of Troy Ltd. (a)		5,895	591,504
iRobot Corp. (a)		6,695	263,315
Traeger, Inc. (a)		13,082	39,769
Whirlpool Corp.		13,402	1,870,785
			2,824,928
Housewares & Specialties – 0.1%
Newell Brands, Inc.		96,609	1,173,799
TOTAL HOUSEHOLD DURABLES	49,222,725
LEISURE PRODUCTS – 0.9%
Leisure Products – 0.9%
Acushnet Holdings Corp.		8,748	438,537
Brunswick Corp.		17,897	1,517,487

		Shares	Value

Clarus Corp.		4,990	$ 48,553
Hasbro, Inc.		32,220	1,908,068
Johnson Outdoors, Inc. Class A		1,432	83,056
Latham Group, Inc. (a)		11,516	27,753
Malibu Boats, Inc. Class A (a)		5,041	286,077
Mattel, Inc. (a)		87,454	1,574,172
Peloton Interactive, Inc. Class A (a)		73,494	652,627
Polaris, Inc.		13,591	1,476,662
Smith & Wesson Brands, Inc.		11,253	135,261
Sturm Ruger & Co., Inc.		4,344	250,041
Topgolf Callaway Brands Corp. (a)		33,913	751,851
Vista Outdoor, Inc. (a)		13,901	335,014
YETI Holdings, Inc. (a)		21,187	835,827
TOTAL LEISURE PRODUCTS	10,320,986
SPECIALTY RETAIL – 20.8%
Apparel Retail – 3.7%
Abercrombie & Fitch Co. Class A (a)		12,162	286,293
American Eagle Outfitters, Inc.		43,937	588,316
Boot Barn Holdings, Inc. (a)		7,329	531,133
Burlington Stores, Inc. (a)		16,064	3,097,300
Caleres, Inc.		9,033	205,952
Chico's FAS, Inc. (a)		31,435	158,432
Designer Brands, Inc. Class A		13,249	108,509
Foot Locker, Inc.		20,665	867,723
Genesco, Inc. (a)		2,926	101,415
Guess?, Inc.		8,058	151,893
Revolve Group, Inc. (a)		10,014	206,789
Ross Stores, Inc.		85,472	9,122,427
Shoe Carnival, Inc.		4,408	102,486
Stitch Fix, Inc. Class A (a)		21,073	71,859
The Buckle, Inc.		7,390	247,787
The Children's Place, Inc. (a)		3,043	90,195
The Gap, Inc.		49,182	472,147
The TJX Cos., Inc.		285,934	22,537,318
Urban Outfitters, Inc. (a)		14,731	398,621
Victoria's Secret & Co. (a)		20,048	621,689
Zumiez, Inc. (a)		4,066	71,094
			40,039,378
Automotive Retail – 3.8%
Advance Auto Parts, Inc.		14,624	1,835,751
America's Car-Mart, Inc. (a)		1,528	122,836
Arko Corp.		11,808	98,715
Asbury Automotive Group, Inc. (a)		5,168	999,801
AutoNation, Inc. (a)		7,953	1,047,410
AutoZone, Inc. (a)		4,675	12,450,974
Camping World Holdings, Inc. Class A		9,775	218,862
CarMax, Inc. (a)		38,986	2,730,190
CarParts.com, Inc. (a)		10,713	50,780
Carvana Co. (a)		20,720	143,797

Quarterly Report	4

Common Stocks – continued
	Shares	Value
SPECIALTY RETAIL – continued
Automotive Retail – continued
EVgo, Inc. (a)	16,134	$ 96,643
Group 1 Automotive, Inc.	3,416	766,824
Lithia Motors, Inc.	6,719	1,484,160
Monro, Inc.	7,706	376,669
Murphy USA, Inc.	5,298	1,458,169
O'Reilly Automotive, Inc. (a)	15,410	14,135,747
Penske Automotive Group, Inc.	7,037	975,187
Sonic Automotive, Inc. Class A	4,548	202,477
TravelCenters of America, Inc. (a)	3,288	283,195
Valvoline, Inc.	42,906	1,482,402
		40,960,589
Computer & Electronics Retail – 0.5%
Best Buy Co., Inc.	49,862	3,715,716
GameStop Corp. Class A (a)	63,871	1,232,072
Upbound Group, Inc.	13,049	347,886
		5,295,674
Home Improvement Retail – 10.0%
Floor & Decor Holdings, Inc. Class A (a)	26,184	2,601,119
Lowe's Cos., Inc.	148,922	30,950,459
The Home Depot, Inc.	250,994	75,433,737
		108,985,315
Homefurnishing Retail – 0.4%
Arhaus, Inc. (a)	5,230	41,945
Haverty Furniture Cos., Inc.	3,518	106,032
Overstock.com, Inc. (a)	11,237	228,785
RH (a)	4,683	1,194,774
Sleep Number Corp. (a)	5,400	121,770
The Aaron's Co., Inc.	7,661	102,274
Wayfair, Inc. Class A (a)	18,138	631,747
Williams-Sonoma, Inc.	16,390	1,983,846
		4,411,173
Other Specialty Retail – 2.4%
1-800-FLOWERS.com, Inc. Class A (a)	5,043	46,446
Academy Sports & Outdoors, Inc.	18,692	1,187,316
Bath & Body Works, Inc.	56,094	1,968,899
Chewy, Inc. Class A (a)	23,392	725,386
Dick's Sporting Goods, Inc.	14,764	2,140,928
Five Below, Inc. (a)	13,646	2,693,174
Franchise Group, Inc.	6,533	191,090
Hibbett, Inc.	3,021	164,131
Leslie's, Inc. (a)	38,254	415,056
MarineMax, Inc. (a)	5,440	158,413
National Vision Holdings, Inc. (a)	19,396	408,092
Petco Health & Wellness Co., Inc. (a)	22,414	223,243
PetMed Express, Inc.	4,910	75,467
Sally Beauty Holdings, Inc. (a)	26,314	374,448
Signet Jewelers Ltd.	11,436	841,461

		Shares	Value

Sportsman's Warehouse Holdings, Inc. (a)		9,594	$ 59,675
The ODP Corp. (a)		10,168	439,359
Tractor Supply Co.		27,197	6,483,765
Ulta Beauty, Inc. (a)		12,616	6,956,841
Warby Parker, Inc. Class A (a)		16,483	173,566
Winmark Corp.		718	239,754
			25,966,510
TOTAL SPECIALTY RETAIL	225,658,639
TEXTILES, APPAREL & LUXURY GOODS – 6.5%
Apparel, Accessories & Luxury Goods – 2.1%
Capri Holdings Ltd. (a)		31,779	1,318,828
Carter's, Inc.		9,414	656,815
Columbia Sportswear Co.		8,396	701,402
G-III Apparel Group Ltd. (a)		10,672	167,550
Hanesbrands, Inc.		85,797	449,576
Kontoor Brands, Inc.		12,257	553,649
Levi Strauss & Co. Class A		22,467	324,873
Lululemon Athletica, Inc. (a)		28,615	10,871,697
Movado Group, Inc.		3,908	100,123
Oxford Industries, Inc.		3,720	383,867
PVH Corp.		16,092	1,380,854
Ralph Lauren Corp.		10,135	1,163,397
Tapestry, Inc.		59,312	2,420,523
Under Armour, Inc. Class A (a)		46,394	411,515
Under Armour, Inc. Class C (a)		48,506	389,988
VF Corp.		81,193	1,908,847
			23,203,504
Footwear – 4.4%
Allbirds, Inc. Class A (a)		23,540	29,425
Crocs, Inc. (a)		15,241	1,884,855
Deckers Outdoor Corp. (a)		6,525	3,127,694
NIKE, Inc. Class B		310,226	39,311,839
Skechers U.S.A., Inc. Class A (a)		32,918	1,750,908
Steven Madden Ltd.		18,156	636,186
Wolverine World Wide, Inc.		19,360	324,086
			47,064,993
TOTAL TEXTILES, APPAREL & LUXURY GOODS	70,268,497
TRADING COMPANIES & DISTRIBUTORS – 0.0%
Trading Companies & Distributors – 0.0%
Xometry, Inc. Class A (a)		3,290	45,698
TOTAL COMMON STOCKS (Cost $1,164,883,551)			1,081,989,400
5	Quarterly Report

Schedule of Investments (Unaudited)–continued
Money Market Fund – 0.3%
		Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.69% (b) (Cost $2,730,000)		2,730,000	$ 2,730,000
TOTAL INVESTMENT IN SECURITIES – 100.1% (Cost $1,167,613,551)	1,084,719,400
NET OTHER ASSETS (LIABILITIES) (c) – (0.1%)	(819,396)
NET ASSETS – 100.0%	$1,083,900,004

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $128,600 of cash collateral to cover margin requirements for futures contracts.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Consumer Discretionary Select Sector Index Contracts (United States)	10	June 2023	1,500,800	$ 77,288	$ 77,288
CME E-mini Russell 2000 Index Contracts (United States)	3	June 2023	266,220	2,003	2,003
Total Equity Index Contracts					$ 79,291
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific event. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Quarterly Report	6

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
7	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
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Quarterly Report	8